Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Emerging Markets Fund
Class Name	Class A
Trading Symbol	MACEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Emerging Markets Fund (previously known as Martin Currie Emerging Markets Fund) for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$142	1.31%
[1]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of ClearBridge Emerging Markets Fund returned 17.06%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 17.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Taiwan Semiconductor, the world’s largest dedicated semiconductor foundry, benefited from strong semiconductor demand to support artificial intelligence (AI) buildouts and an easing of concerns earlier in the year around U.S. tariff impacts.

↑	SK Hynix, a leading South Korean supplier of high bandwidth memory, saw strong demand in AI and a price recovery in dynamic random-access memory which had a positive impact.
↑
Delta Electronics, a Taiwanese leader in industrial automation, electronics and energy management, was boosted by its market share in data center buildouts. Its AI exposure has led to earnings upgrades as the market has started to quantify the demand for its products.

Top detractors from performance:
↓
Globant, a U.S. listed but global and emerging market exposed information technology and software firm, saw weaknesses at a key client and slower growth from Latin America which resulted in reduced guidance and weaker performance than markets expected.

↓
Titan Company, an Indian manufacturer of jewelry, watches and eyewear, which despite growth in their quarterly results, a soft consumer backdrop in India and elevated gold prices had an impact on demand and resulted in recent weakness.

↓
WEG, a Brazilian firm focused on electrical engineering, power and automation, suffered revenue loss in its second quarter results and while growth remained positive, macro uncertainty due to tariffs had impacted demand. Although the company’s pipeline of growth opportunities had continued, they remained impacted by a cyclical slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	Since Inception (7/16/2018)
Class A	17.06	2.93	3.92
Class A (with sales charge)	10.64	1.71	3.06
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	7.26
MSCI Emerging Markets Index-NR	17.32	7.02	5.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,898,723
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 2,409,535
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$293,898,723
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$2,409,535
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name was changed to ClearBridge Emerging Markets Fund.
Effective March 13, 2025, the Fund added new principal risk disclosure “Investing in China Risk.”
Effective September 30, 2025, ClearBridge Investment Management Limited replaced Martin Currie Inc. as the subadviser to the Fund.
The Fund added new/extended expense limitation and fee-waiver arrangement across all share classes, setting specific caps through December 31, 2026, with a three-year recapture provision and special Class IS/Class I alignment. The Fund introduced new management fee waiver to offset net management fees on investments in affiliated money market funds (not subject to recapture).
This is a summary of certain changes and planned changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Emerging Markets Fund
Class Name	Class C
Trading Symbol	MCECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Emerging Markets Fund (previously known as Martin Currie Emerging Markets Fund) for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$208	1.92%
[3]
Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of ClearBridge Emerging Markets Fund returned 16.39%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 17.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Taiwan Semiconductor, the world’s largest dedicated semiconductor foundry, benefited from strong semiconductor demand to support artificial intelligence (AI) buildouts and an easing of concerns earlier in the year around U.S. tariff impacts.

↑	SK Hynix, a leading South Korean supplier of high bandwidth memory, saw strong demand in AI and a price recovery in dynamic random-access memory which had a positive impact.
↑
Delta Electronics, a Taiwanese leader in industrial automation, electronics and energy management, was boosted by its market share in data center buildouts. Its AI exposure has led to earnings upgrades as the market has started to quantify the demand for its products.

Top detractors from performance:
↓
Globant, a U.S. listed but global and emerging market exposed information technology and software firm, saw weaknesses at a key client and slower growth from Latin America which resulted in reduced guidance and weaker performance than markets expected.

↓
Titan Company, an Indian manufacturer of jewelry, watches and eyewear, which despite growth in their quarterly results, a soft consumer backdrop in India and elevated gold prices had an impact on demand and resulted in recent weakness.

↓
WEG, a Brazilian firm focused on electrical engineering, power and automation, suffered revenue loss in its second quarter results and while growth remained positive, macro uncertainty due to tariffs had impacted demand. Although the company’s pipeline of growth opportunities had continued, they remained impacted by a cyclical slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	Since Inception (7/16/2018)
Class C	16.39	2.23	3.20
Class C (with sales charge)	15.39	2.23	3.20
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	7.26
MSCI Emerging Markets Index-NR	17.32	7.02	5.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,898,723
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 2,409,535
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$293,898,723
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$2,409,535
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name was changed to ClearBridge Emerging Markets Fund.
Effective March 13, 2025, the Fund added new principal risk disclosure “Investing in China Risk.”
Effective September 30, 2025, ClearBridge Investment Management Limited replaced Martin Currie Inc. as the subadviser to the Fund.
The Fund added new/extended expense limitation and fee-waiver arrangement across all share classes, setting specific caps through December 31, 2026, with a three-year recapture provision and special Class IS/Class I alignment. The Fund introduced new management fee waiver to offset net management fees on investments in affiliated money market funds (not subject to recapture).
This is a summary of certain changes and planned changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Emerging Markets Fund
Class Name	Class FI
Trading Symbol	MEFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Emerging Markets Fund (previously known as Martin Currie Emerging Markets Fund) for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$134	1.23%
[5]
Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class FI shares of ClearBridge Emerging Markets Fund returned 17.18%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 17.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Taiwan Semiconductor, the world’s largest dedicated semiconductor foundry, benefited from strong semiconductor demand to support artificial intelligence (AI) buildouts and an easing of concerns earlier in the year around U.S. tariff impacts.

↑	SK Hynix, a leading South Korean supplier of high bandwidth memory, saw strong demand in AI and a price recovery in dynamic random-access memory which had a positive impact.
↑
Delta Electronics, a Taiwanese leader in industrial automation, electronics and energy management, was boosted by its market share in data center buildouts. Its AI exposure has led to earnings upgrades as the market has started to quantify the demand for its products.

Top detractors from performance:
↓
Globant, a U.S. listed but global and emerging market exposed information technology and software firm, saw weaknesses at a key client and slower growth from Latin America which resulted in reduced guidance and weaker performance than markets expected.

↓
Titan Company, an Indian manufacturer of jewelry, watches and eyewear, which despite growth in their quarterly results, a soft consumer backdrop in India and elevated gold prices had an impact on demand and resulted in recent weakness.

↓
WEG, a Brazilian firm focused on electrical engineering, power and automation, suffered revenue loss in its second quarter results and while growth remained positive, macro uncertainty due to tariffs had impacted demand. Although the company’s pipeline of growth opportunities had continued, they remained impacted by a cyclical slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class FI	17.18	2.96	7.61
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	8.23
MSCI Emerging Markets Index-NR	17.32	7.02	7.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,898,723
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 2,409,535
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$293,898,723
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$2,409,535
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name was changed to ClearBridge Emerging Markets Fund.
Effective March 13, 2025, the Fund added new principal risk disclosure “Investing in China Risk.”
Effective September 30, 2025, ClearBridge Investment Management Limited replaced Martin Currie Inc. as the subadviser to the Fund.
The Fund added new/extended expense limitation and fee-waiver arrangement across all share classes, setting specific caps through December 31, 2026, with a three-year recapture provision and special Class IS/Class I alignment. The Fund introduced new management fee waiver to offset net management fees on investments in affiliated money market funds (not subject to recapture).
This is a summary of certain changes and planned changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Emerging Markets Fund
Class Name	Class I
Trading Symbol	MCEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Emerging Markets Fund (previously known as Martin Currie Emerging Markets Fund) for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$104	0.96%
[7]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class I shares of ClearBridge Emerging Markets Fund returned 17.53%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 17.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Taiwan Semiconductor, the world’s largest dedicated semiconductor foundry, benefited from strong semiconductor demand to support artificial intelligence (AI) buildouts and an easing of concerns earlier in the year around U.S. tariff impacts.

↑	SK Hynix, a leading South Korean supplier of high bandwidth memory, saw strong demand in AI and a price recovery in dynamic random-access memory which had a positive impact.
↑
Delta Electronics, a Taiwanese leader in industrial automation, electronics and energy management, was boosted by its market share in data center buildouts. Its AI exposure has led to earnings upgrades as the market has started to quantify the demand for its products.

Top detractors from performance:
↓
Globant, a U.S. listed but global and emerging market exposed information technology and software firm, saw weaknesses at a key client and slower growth from Latin America which resulted in reduced guidance and weaker performance than markets expected.

↓
Titan Company, an Indian manufacturer of jewelry, watches and eyewear, which despite growth in their quarterly results, a soft consumer backdrop in India and elevated gold prices had an impact on demand and resulted in recent weakness.

↓
WEG, a Brazilian firm focused on electrical engineering, power and automation, suffered revenue loss in its second quarter results and while growth remained positive, macro uncertainty due to tariffs had impacted demand. Although the company’s pipeline of growth opportunities had continued, they remained impacted by a cyclical slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class I	17.53	3.26	7.94
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	8.23
MSCI Emerging Markets Index-NR	17.32	7.02	7.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,898,723
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 2,409,535
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$293,898,723
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$2,409,535
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name was changed to ClearBridge Emerging Markets Fund.
Effective March 13, 2025, the Fund added new principal risk disclosure “Investing in China Risk.”
Effective September 30, 2025, ClearBridge Investment Management Limited replaced Martin Currie Inc. as the subadviser to the Fund.
The Fund added new/extended expense limitation and fee-waiver arrangement across all share classes, setting specific caps through December 31, 2026, with a three-year recapture provision and special Class IS/Class I alignment. The Fund introduced new management fee waiver to offset net management fees on investments in affiliated money market funds (not subject to recapture).
This is a summary of certain changes and planned changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Emerging Markets Fund
Class Name	Class IS
Trading Symbol	MCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Emerging Markets Fund (previously known as Martin Currie Emerging Markets Fund) for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$94	0.86%
[9]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class IS shares of ClearBridge Emerging Markets Fund returned 17.57%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 17.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Taiwan Semiconductor, the world’s largest dedicated semiconductor foundry, benefited from strong semiconductor demand to support artificial intelligence (AI) buildouts and an easing of concerns earlier in the year around U.S. tariff impacts.

↑	SK Hynix, a leading South Korean supplier of high bandwidth memory, saw strong demand in AI and a price recovery in dynamic random-access memory which had a positive impact.
↑
Delta Electronics, a Taiwanese leader in industrial automation, electronics and energy management, was boosted by its market share in data center buildouts. Its AI exposure has led to earnings upgrades as the market has started to quantify the demand for its products.

Top detractors from performance:
↓
Globant, a U.S. listed but global and emerging market exposed information technology and software firm, saw weaknesses at a key client and slower growth from Latin America which resulted in reduced guidance and weaker performance than markets expected.

↓
Titan Company, an Indian manufacturer of jewelry, watches and eyewear, which despite growth in their quarterly results, a soft consumer backdrop in India and elevated gold prices had an impact on demand and resulted in recent weakness.

↓
WEG, a Brazilian firm focused on electrical engineering, power and automation, suffered revenue loss in its second quarter results and while growth remained positive, macro uncertainty due to tariffs had impacted demand. Although the company’s pipeline of growth opportunities had continued, they remained impacted by a cyclical slowdown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class IS	17.57	3.36	8.08
MSCI All Country World ex-U.S. Index-NR	16.45	10.26	8.23
MSCI Emerging Markets Index-NR	17.32	7.02	7.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,898,723
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 2,409,535
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$293,898,723
Total Number of Portfolio Holdings	54
Total Management Fee Paid	$2,409,535
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name was changed to ClearBridge Emerging Markets Fund.
Effective March 13, 2025, the Fund added new principal risk disclosure “Investing in China Risk.”
Effective September 30, 2025, ClearBridge Investment Management Limited replaced Martin Currie Inc. as the subadviser to the Fund.
The Fund added new/extended expense limitation and fee-waiver arrangement across all share classes, setting specific caps through December 31, 2026, with a three-year recapture provision and special Class IS/Class I alignment. The Fund introduced new management fee waiver to offset net management fees on investments in affiliated money market funds (not subject to recapture).
This is a summary of certain changes and planned changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.